Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 953	$ 979	$ 1,422
Realized	1		1
Unrealized	91	17	35
Net unrealized gains (losses) included in OCI	(6)	8	(8)
Transfer in to Level 3	2	2
Transfer out of Level 3	(3)		(2)
Purchases/Issuances	81	48	97
Sales/Settlements	(88)	(101)	(293)
Closing balance	1,031	953	1,252
Opening balance	(2,116)	(1,474)	(1,995)
Realized	10	2	7
Unrealized	446	(705)	324
Transfer in to Level 3	(1)	(2)
Transfer out of Level 3	319	23	380
Purchases/Issuances	(77)	(50)	(13)
Sales/Settlements	47	90	62
Closing balance	(1,372)	(2,116)	(1,235)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(242)	(352)	(409)
Realized	9	1	7
Unrealized	(114)	88	(63)
Transfer out of Level 3	7	4	2
Purchases/Issuances	(77)	(50)	(9)
Sales/Settlements	18	67	44
Closing balance	(399)	(242)	(428)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,817)	(1,068)	(1,533)
Unrealized	569	(789)	387
Transfer out of Level 3	311	18	378
Purchases/Issuances			(3)
Sales/Settlements	29	22	18
Closing balance	(908)	(1,817)	(753)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	21	20	18
Unrealized	97		23
Transfer out of Level 3	(1)
Purchases/Issuances		1	2
Closing balance	117	21	43
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	(9)
Closing balance	(9)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(52)	(49)	(50)
Realized	1	1
Unrealized	1	(4)	1
Closing balance	(50)	(52)	(49)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	46	44	45
Realized	(1)	(1)
Unrealized		4	(1)
Sales/Settlements		(1)
Closing balance	45	46	44
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(5)	(5)	(3)
Unrealized	(1)		(1)
Transfer in to Level 3	(1)	(2)
Transfer out of Level 3	1	1
Purchases/Issuances			(1)
Sales/Settlements		1
Closing balance	(6)	(5)	(5)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	2	4
Transfer in to Level 3	2	2
Transfer out of Level 3	(2)		(2)
Purchases/Issuances	2		4
Sales/Settlements	(1)
Closing balance	5	4	6
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	587	554	459
Realized	2	1	1
Unrealized	(6)	12	9
Net unrealized gains (losses) included in OCI	(2)	1
Purchases/Issuances	30	27	26
Sales/Settlements	(25)	(8)	(17)
Closing balance	586	587	478
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	151	208	207
Unrealized	(3)
Purchases/Issuances	49	20	102
Sales/Settlements	(50)	(77)	(4)
Closing balance	147	151	305
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		2	2
Sales/Settlements		(2)
Closing balance			2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	144	149	687
Unrealized	3	1	4
Net unrealized gains (losses) included in OCI	(4)	7	(8)
Purchases/Issuances			(37)
Sales/Settlements	(12)	(13)	(272)
Closing balance	$ 131	$ 144	$ 374